Fair Value Measurements - Schedule of Fair Value Measurement of Liabilities Using Unobservable Inputs Reconciliation (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, beginning balance	$ 591	$ 3,004	$ 3,004
Change in estimated fair value of warrants	$ (9,148)
Loss on cancelation of warrants	358
Issuance of liabilities	$ 11,398		730
Change in estimated fair value of financial instruments			(2,405)
Exercise of stock warrants	(2,563)		(738)
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Liability Conversions And Exchanges	(480)
Fair value, ending balance	156		591	$ 3,004
Derivative [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, beginning balance	122	0	0
Issuance of liabilities			174
Change in estimated fair value of financial instruments			(52)
Fair value, ending balance			122	0
Convertible Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, beginning balance	0	4,270	4,270	0
Issuance of liabilities		0	0	10,303
Change in estimated fair value of financial instruments		252	251	107
Conversion of convertible notes into common stock			(4,521)	(5,926)
Exercise of stock warrants		(4,521)
Fair value, ending balance		0	0	4,270
Bridge Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, beginning balance	1,717	0	0
Loss upon extinguishment of debt	275
Change in estimated fair value of convertible notes	316
Issuance of liabilities			1,663
Change in estimated fair value of financial instruments			54
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Liability Conversions And Exchanges	(2,308)
Fair value, ending balance	0		1,717	0
November 2022 Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, beginning balance	0	3,004	3,004
Issuance of liabilities			0
Change in estimated fair value of financial instruments			(2,266)
Exercise of stock warrants			(738)
Fair value, ending balance			0	3,004
November 2023 Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, beginning balance	165	0	0
Change in estimated fair value of warrants	$ (165)
Loss on cancelation of warrants	0
Issuance of liabilities	$ 0		207
Change in estimated fair value of financial instruments			(42)
Exercise of stock warrants	0		0
Fair value, ending balance	0		165	0
December 2023 Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, beginning balance	426	0	0
Change in estimated fair value of warrants	$ (304)
Loss on cancelation of warrants	358
Issuance of liabilities			523
Change in estimated fair value of financial instruments			(97)
Exercise of stock warrants	0		0
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Liability Conversions And Exchanges	(480)
Fair value, ending balance	0		426	0
February 2024 Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, beginning balance	0
Change in estimated fair value of warrants	$ (1,797)
Loss on cancelation of warrants	0
Issuance of liabilities	$ 1,800
Exercise of stock warrants	0
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Liability Conversions And Exchanges	0
Fair value, ending balance	3		0
Registered Offering Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, beginning balance	0
Change in estimated fair value of warrants	$ (719)
Loss on cancelation of warrants	0
Issuance of liabilities	$ 721
Exercise of stock warrants	0
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Liability Conversions And Exchanges	0
Fair value, ending balance	2		0
Woodway Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, beginning balance	0
Change in estimated fair value of warrants	$ (344)
Loss on cancelation of warrants	0
Issuance of liabilities	$ 344
Exercise of stock warrants	0
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Liability Conversions And Exchanges	0
Fair value, ending balance	0		0
Registered Direct Placement Agent Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, beginning balance	0
Change in estimated fair value of warrants	$ (50)
Loss on cancelation of warrants	0
Issuance of liabilities	$ 50
Exercise of stock warrants	0
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Liability Conversions And Exchanges	0
Fair value, ending balance	0		0
Warrant [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, beginning balance		3,004	3,004	0
Issuance of liabilities		0		3,482
Change in estimated fair value of financial instruments		(2,266)		(478)
Exercise of stock warrants		(738)
Fair value, ending balance		$ 0		$ 3,004
Best Efforts A-1 Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, beginning balance
Change in estimated fair value of warrants	$ (2,577)
Loss on cancelation of warrants	0
Issuance of liabilities	$ 2,687
Exercise of stock warrants	0
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Liability Conversions And Exchanges	0
Fair value, ending balance	110
Best Efforts A-2 Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, beginning balance	0
Change in estimated fair value of warrants	$ (1,869)
Loss on cancelation of warrants	0
Issuance of liabilities	$ 1,903
Exercise of stock warrants	0
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Liability Conversions And Exchanges	0
Fair value, ending balance	34		0
Common Stock Warrants Best Efforts Pre-Funded [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, beginning balance	0
Change in estimated fair value of warrants	$ (1,141)
Loss on cancelation of warrants	0
Issuance of liabilities	$ 3,704
Exercise of stock warrants	(2,563)
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Liability Conversions And Exchanges	0
Fair value, ending balance	0		0
Common Stock Warrants Best Efforts Placement Agent [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, beginning balance	0
Change in estimated fair value of warrants	$ (182)
Loss on cancelation of warrants	0
Issuance of liabilities	$ 189
Exercise of stock warrants	0
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Liability Conversions And Exchanges	0
Fair value, ending balance	$ 7		$ 0